FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	£ 2,364	£ 2,570
Commitments and guarantees	133,598	116,434
Total contingents and commitments	135,962	119,004
The Group | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	133,473	116,263
The Group | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	125	171
The Group | Not later than 1 year
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	1,375	1,439
Commitments and guarantees	102,280	90,958
Total contingents and commitments	103,655	92,397
The Group | Not later than 1 year | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	102,279	90,953
The Group | Not later than 1 year | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	1	5
The Group | 1-3 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	337	349
Commitments and guarantees	18,196	11,827
Total contingents and commitments	18,533	12,176
The Group | 1-3 years | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	18,152	11,756
The Group | 1-3 years | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	44	71
The Group | 3-5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	69	99
Commitments and guarantees	9,470	10,614
Total contingents and commitments	9,539	10,713
The Group | 3-5 years | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	9,454	10,571
The Group | 3-5 years | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	16	43
The Group | Over 5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	583	683
Commitments and guarantees	3,652	3,035
Total contingents and commitments	4,235	3,718
The Group | Over 5 years | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	3,588	2,983
The Group | Over 5 years | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	64	52
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	2,093	2,289
Commitments and guarantees	62,766	52,549
Total contingents and commitments	64,859	54,838
The Bank | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	62,670	52,392
The Bank | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	96	157
The Bank | Not later than 1 year
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	1,217	1,339
Commitments and guarantees	34,552	30,732
Total contingents and commitments	35,769	32,071
The Bank | Not later than 1 year | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	34,552	30,727
The Bank | Not later than 1 year | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	0	5
The Bank | 1-3 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	328	271
Commitments and guarantees	16,346	9,877
Total contingents and commitments	16,674	10,148
The Bank | 1-3 years | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	16,319	9,806
The Bank | 1-3 years | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	27	71
The Bank | 3-5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	68	99
Commitments and guarantees	9,143	9,737
Total contingents and commitments	9,211	9,836
The Bank | 3-5 years | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	9,127	9,694
The Bank | 3-5 years | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	16	43
The Bank | Over 5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	480	580
Commitments and guarantees	2,725	2,203
Total contingents and commitments	3,205	2,783
The Bank | Over 5 years | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	2,672	2,165
The Bank | Over 5 years | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	53	38
Acceptances and endorsements | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	73	17
Acceptances and endorsements | The Group | Not later than 1 year
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	73	17
Acceptances and endorsements | The Group | 1-3 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Acceptances and endorsements | The Group | 3-5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Acceptances and endorsements | The Group | Over 5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Acceptances and endorsements | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	73	16
Acceptances and endorsements | The Bank | Not later than 1 year
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	73	16
Acceptances and endorsements | The Bank | 1-3 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Acceptances and endorsements | The Bank | 3-5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Acceptances and endorsements | The Bank | Over 5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Other contingent liabilities | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	2,291	2,553
Other contingent liabilities | The Group | Not later than 1 year
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	1,302	1,422
Other contingent liabilities | The Group | 1-3 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	337	349
Other contingent liabilities | The Group | 3-5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	69	99
Other contingent liabilities | The Group | Over 5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	583	683
Other contingent liabilities | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	2,020	2,273
Other contingent liabilities | The Bank | Not later than 1 year
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	1,144	1,323
Other contingent liabilities | The Bank | 1-3 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	328	271
Other contingent liabilities | The Bank | 3-5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	68	99
Other contingent liabilities | The Bank | Over 5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	£ 480	£ 580